Debt - Term Loan Facility (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2018 USD ($) item	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Debt
Write-off of deferred financing fees		$ 7,035	$ 867
$35.7 Million Term Loan Facility
Debt
Maximum borrowing capacity		35,700
Quarterly payment amount		$ 800
$35.7 Million Term Loan Facility | $35.7 Million Term Loan Facility
Debt
Maximum borrowing capacity	$ 35,700
$35.7 Million Term Loan Facility | MR | $35.7 Million Term Loan Facility
Debt
Number of vessels refinanced | item	2
$35.7 Million Term Loan Facility | London Interbank Offered Rate (LIBOR)
Debt
Adjustment to interest rate basis		2.50%
BNPP Credit Facility
Debt
Acceleration of amortization related to refinancing of credit facility		$ 100
Write-off of deferred financing fees		$ 100	$ 500
BNPP Credit Facility | $35.7 Million Term Loan Facility
Debt
Write-off of deferred financing fees	$ 100